Dominion Funds, Inc.

Fairfax Gold and Precious Metals Fund

Incorporated herein by reference is the definitive version of the prospectus for Fairfax  Gold and Precious Metals Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 9, 2012 (SEC Accession No. 0000910472-12-003066).